Other Accounts Receivable (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Other Accounts Receivables [Abstract]
Government authorities	[1]	$ 15	$ 179
Prepaid expenses		85	130
Other	[1]	12	12
Other current receivables		$ 112	$ 321

[1]	The government authorities and others are monetary items which are denominated or linked to NIS.